Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 597	$ 506	$ 873	$ 944	$ 250
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	348	331	447	349	264
Amortization of debt issuance costs, premium and discount	19	20	27	22	19
Loss on modification or extinguishment of debt	43	0	0	0	42
Total losses (gains) on derivatives, net	38	(30)	(72)	101	26
Net cash provided by (used for) settlement of derivative instruments	(2)	11	5	(3)	(14)
Impairment expense and loss on disposal of assets	0	6	6	0	0
Changes in operating assets and liabilities:
Accounts and other receivables, net	95	37	19	(122)	(99)
Accounts receivable—affiliate	22	47	9	49	(63)
Advances to affiliate	28	(43)	(34)	(76)	(13)
Inventory	2	(2)	(16)	(3)	11
Accounts payable and accrued liabilities	(166)	(261)	(138)	165	190
Accrued liabilities—related party	2
Due to affiliates	(3)	4	8	(6)	22
Deferred revenue	26	56	40	7	38
Other, net	(29)	(26)	(13)	(4)	(4)
Other, net—affiliate			0	0	(12)
Net cash provided by operating activities	1,020	656	1,161	1,423	657
Cash flows from investing activities
Property, plant and equipment, net	(747)	(1,123)	(1,282)	(771)	(1,279)
Other	0	(1)	(1)	0	0
Net cash used in investing activities	(747)	(1,124)	(1,283)	(771)	(1,279)
Cash flows from financing activities
Proceeds from issuances of debt	1,995	0	0	0	2,314
Repayments of Debt	(2,000)	0	0	0	(703)
Debt issuance and other financing costs	(34)	0	0	0	(29)
Debt extinguishment costs	(39)	0
Capital contributions	487	949	1,046	129	7
Distributions	(706)	(1,052)	(1,499)	(569)	(781)
Net cash used in financing activities	(297)	(103)	(453)	(440)	808
Net decrease in cash, cash equivalents and restricted cash	(24)	(571)	(575)	212	186
Cash, cash equivalents and restricted cash—beginning of period	181	756	756	544	358
Cash, cash equivalents and restricted cash—end of period	$ 157	$ 185	$ 181	$ 756	$ 544